STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5 — STOCKHOLDERS’ EQUITY

Common Stock Purchase Warrants:  From 2011 through June 30, 2015, the Company issued common stock purchase warrants in connection with the initial formation of the Company, the execution of a license agreement, and the issuance of convertible notes payable. All warrants have been valued on the date of their issuance using the Black-Scholes option pricing model using various assumptions regarding stock price volatility, risk-free interest rates, expected dividend rates, and expected term of the contract. Through September 30, 2016, none of the warrants have been exercised, and for the year ended December 31, 2015 and nine months ended September 30, 2016, 99,681 warrants have been canceled in connection with the exchange offer described above (see Note 3).

In August 2015, the Company issued 191,289 common stock purchase warrants in connection with an Advisory Board Agreement with Noel Lee, the Chief Executive Officer of Monster, Inc., and recognized a $156,000 charge related to the issuance. As of December 31, 2015 and September 30, 2016, warrants to purchase 325,093 shares of common stock are outstanding. Unexercised warrants will expire from 2016 to 2019.

The Company utilizes the Black-Scholes valuation method to value warrants. The expected life represents the period that these warrants are expected to be outstanding. The expected volatility was estimated by analyzing the historic volatility of similar public companies. No dividend payouts were assumed as the Company has not historically paid, and is not anticipating to pay, dividends in the foreseeable future. The risk-free rate of return reflects the interest rate offered for US treasury rates over the expected life of the warrants.

A summary of significant assumptions used to estimate the fair value of the warrants issued in August 2015 are as follows:

Fair value of warrants issued	$.89
Expected term (years)	5.0
Risk-free interest rate	1.60%
Volatility	45.4%
Dividend yield	None

Common Stock Purchase Rights Offering:  In April 2015, the Company initiated a common stock purchase rights offering to its existing shareholders. The offering consists of 108,138 Units, with each Unit consisting of 2 newly issued shares of common stock and 3 shares of common stock owned by the Company’s principal shareholder and chairman. Each Unit is offered for $44.55, with all proceeds going to the Company. In April 2015 through September 2015, the Company closed on the sale of approximately 78,800 Units (representing 236,403 newly issued common shares) and has received net proceeds of approximately $2,969,000.

Reverse Stock Splits: By action by written consent of the Company’s stockholders effective as of November 6, 2015, the Company’s stockholders approved a reverse stock split in a range of between one-for-five and one-for-twelve, such exact amount to be determined by the Company’s Board of Directors prior to the effective date of a planned equity offering. On January 7, 2016, the Board of Directors of the Company approved a one-for-11.138103 reverse stock split. On June 6, 2016, the Board of Directors of the Company approved an additional one-for-1.2578616 reverse stock split. On June 23, 2016, the Board of Directors of the Company approved an additional one-for-1.06 reverse stock split. All share and per share information in these consolidated financial statements, except for par value and authorized shares, have been amended to reflect the reverse stock splits.

Restricted Shares:  In August 2015, the Company issued 84,170 shares of restricted common stock to the Company’s Chairman of the Board pursuant to a consulting agreement. The consulting agreement was effective in May 2015 and $69,000 and $110,000 of compensation expense was recognized in the three and nine months ended September 30, 2015, respectively. Also related to the stock issuance, $68,000 and $205,000 of compensation expense was recognized in the three and nine months ended September 30, 2016, respectively.

In August 2015, the Company issued 382,575 shares of restricted common stock in connection to the Trademark License Agreement with Monster, Inc. The fair value of the 382,575 shares approximating $2,103,000 were recorded as part of the Trademark in August 2015. In regards to the valuation of the Company’s common stock, the Board of Directors engaged an independent third party valuation of the Company. Factors included in the valuation included the Company’s present value of future cash flows, its capital structure, valuation of comparable companies, its existing licensing agreements and the growth prospects for its product line. These factors were incorporated into an income approach and a market approach in order to derive an overall valuation of the Company’s common stock of $5.49 per share at August 2015.

In August 2016, the Company authorized the issuance of 545,000 shares of restricted common stock pursuant to employment agreements and recognized $66,000 of compensation expense during the three months ended September 30, 2016 related to the restricted shares. Also in August 2016, the Company authorized the issuance of 40,000 shares of restricted common stock pursuant to a services agreement with an investment relations firm and recognized $16,000 of compensation expense related to restricted shares during the three months ended September 30, 2016. In addition, the Company authorized the issuance of 125,000 shares of restricted common stock to Jawahar Tandon pursuant to a consulting agreement and recognized $563,000 of compensation expense related to the restricted shares during the three months ended September 30, 2016.

Preferred Stock: In March 2016, the Company issued a confidential Private Placement Memorandum (“PPM”) for a maximum of 3,000,000 shares of Series A Convertible Preferred Stock, with a purchase price of $1.00 per share and convertible into one share of the Company’s common stock and having an 8%, noncumulative dividend. Pursuant to the PPM, as of June 30, 2016, 2,802,430 shares of Series A Preferred Stock were subscribed for net proceeds of approximately $2.4 million. In July 2016, the Company completed the Offering in which all shares of Series A Preferred Stock was converted into 622,762 shares of common stock and 622,762 warrants at the public offering price of $4.50 per share and the issuance of 134,044 shares of common stock further to the conversion.

NOTE 5 —  STOCKHOLDERS’ EQUITY

Reverse stock split

By action by written consent of the Company’s stockholders effective as of November 6, 2015, the Company’s stockholders approved a reverse stock split in a range of between one-for-five and one-for-twelve, such exact amount to be determined by the Company’s Board of Directors prior to the effective date of a planned equity offering. On January 7, 2016, the Board of Directors of the Company approved a one-for-11.138103 reverse stock split. All share and per share information in these consolidated financial statements, except for par value and authorized shares, have been amended to reflect the reverse stock split.

Common Stock Purchase Warrants:  From 2011 through June 30, 2015, the Company issued common stock purchase warrants in connection with the initial formation of the Company, the execution of a license agreement, and the issuance of convertible notes payable. All warrants have been valued on the date of their issuance using the Black-Sholes option pricing model using various assumptions regarding stock price volatility, risk-free interest rates, expected dividend rates, and expected term of the contract. Through December 31, 2015, none of the warrants have been exercised, and for the years ended December 31, 2014 and 2015, 207,716 and 99,681 warrants, respectively, have been canceled in connection with the exchange offer described above (see Note 3).

In August 2015, the Company issued 191,289 common stock purchase warrants in connection with an Advisory Board Agreement with Noel Lee, the Chief Executive Officer of Monster, Inc., and recognized a $156,000 charge related to the issuance. As of December 31, 2014 and 2015, warrants to purchase 122,239 and 325,093 shares of common stock, respectively, are outstanding. Unexercised warrants will expire from 2016 to 2019.

The Company utilizes the Black-Scholes valuation method to value warrants. The expected life represents the contractual terms. The expected volatility was estimated by analyzing the historic volatility of similar public companies. No dividend payouts were assumed as the Company has not historically paid, and is not anticipating to pay, dividends in the foreseeable future. The risk-free rate of return reflects the interest rate offered for US treasury rates over the expected life of the warrants.

A summary of significant assumptions used to estimate the fair value of the warrants issued in August 2015 are as follows:

Fair value of warrants issued	$.89
Expected term (years)	5.0
Risk-free interest rate	1.60%
Volatility	45.4%
Dividend yield	None

Common stock purchase rights offering:  In April 2015, the Company initiated a common stock purchase rights offering to its existing shareholders. The offering consists of 108,138 Units, with each Unit consisting of 3 newly issued shares of common stock and 2 shares of common stock owned by the Company’s principal shareholder and chairman. Each Unit is offered for $44.55, with all proceeds going to the Company. In April 2015 through September 2015, the Company closed on the sale of approximately 78,801 Units (representing 236,405 newly issued common shares) and has received net proceeds of approximately $2,969,000.

Restricted Shares:  In August 2015, the Company issued 84,170 shares of restricted common stock to the Company’s Chairman of the Board pursuant to a consulting agreement. The consulting agreement was effective in May 2015 and $179,000 of compensation expense was recognized in the year ending December 31, 2015 related to the stock issuance. In August 2015, the Company issued 382,575 shares of restricted common stock in connection to the Trademark License Agreement with Monster, Inc.

The fair value of the 382,575 shares approximating $2,103,000 were recorded as part of the Trademark in August 2015. In regards to the valuation of the Company’s common stock, the Board of Directors engaged an independent third party valuation of the Company. Factors included in the valuation included the Company’s present value of future cash flows, its capital structure, valuation of comparable companies, its existing licensing agreements and the growth prospects for its product line. These factors were incorporated into an income approach and a market approach in order to derive an overall valuation of the Company’s common stock of $5.49 per share at August 2015.

Preferred Stock:  Subsequent to December 31, 2015, the Company issued a confidential Private Placement Memorandum (“PPM”) for a maximum of 3,000,000 shares of Series A Convertible Preferred Stock, with a purchase price of $1.00 per share and convertible into one share of the Company’s common stock and having an 8%, noncumulative dividend. Pursuant to the PPM, 731,400 shares have been subsequently subscribed for net proceeds of approximately $583,000.